COMMITMENTS AND CONTINGENCIES (Details Textuals) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Sep. 30, 2009	Sep. 30, 2012
Commitments and contingencies additional details
Renegotiated license stipulates	The renegotiated license extends the timelines for the development milestones by two years in exchange for a $20,000 payment	the Company meet certain obligations, including, but not limited to, raising an aggregate $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA
Payment of an aggregate compensation to SGS			$ 346,234
Amount paid upon execution of the LOI			290,271
Bonus for key company executive if the Company execute transactions as specified in the contract			1,000,000
Executive employment contract conditions			should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction
Lease term for office space			3 years
Annual minimum lease payments			45,600
Security deposit for lease			5,700
Leasehold improvements			$ 25,171